CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	As Previously Reported Common Stock	As Previously Reported Additional Paid-in-Capital	As Previously Reported Accumulated Deficit	As Previously Reported	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Convertible Series A Preferred Stock [Member]	Convertible Series B-1A Preferred Stock [Member]	Convertible Series B-1 Preferred Stock [Member]	Convertible Series B-2 Preferred Stock [Member]	Total
Beginning balance at Dec. 31, 2018	$ 10,450	$ 21,302,460	$ (31,672,972)	$ (10,357,695)				$ 1,000	$ 317	$ 1,050
Beginning balance, shares at Dec. 31, 2018	10,449,837							1,000,000	316,848	1,050,695
Common stock issued	$ 536	5,801,466		5,802,002
Common stock issued, shares	536,354
Settlement consideration paid by shareholders in common stock		5,999,994		5,999,994
Stock-based compensation		433,910		433,910
Change in accounting method upon adopting ASU 2018-07		683	(683)
Retired founder shares	$ (300)	300
Retired founder shares, shares	(300,000)
Net Loss			(6,729,161)	(6,729,161)								$ (6,729,161)
Ending balance at Dec. 31, 2019	$ 10,686	33,538,813	(38,402,816)	(4,850,950)	$ 41,249	$ 33,518,162	$ (38,402,816)	$ 1,000	$ 317	$ 1,050		(4,843,405)
Ending balance, shares at Dec. 31, 2019	10,686,191				41,249,200			1,000,000	316,848	1,050,695
Common stock issued					$ 51	176,974						177,025
Common stock issued, shares					50,844
Stock-based compensation						88,803						88,803
Net Loss							(1,590,056)					(1,590,056)
Ending balance at Mar. 31, 2020					$ 41,313	33,833,939	(39,992,872)					(6,117,620)
Ending balance, shares at Mar. 31, 2020					41,313,212
Beginning balance at Dec. 31, 2019	$ 10,686	33,538,813	(38,402,816)	(4,850,950)	$ 41,249	33,518,162	(38,402,816)	$ 1,000	$ 317	$ 1,050		(4,843,405)
Beginning balance, shares at Dec. 31, 2019	10,686,191				41,249,200			1,000,000	316,848	1,050,695
Net Loss												(1,487,769)
Ending balance at Jun. 30, 2020					$ 41,313	33,927,405	(39,890,585)					(5,921,867)
Ending balance, shares at Jun. 30, 2020					41,313,212
Beginning balance at Dec. 31, 2019	$ 10,686	33,538,813	(38,402,816)	(4,850,950)	$ 41,249	33,518,162	(38,402,816)	$ 1,000	$ 317	$ 1,050		(4,843,405)
Beginning balance, shares at Dec. 31, 2019	10,686,191				41,249,200			1,000,000	316,848	1,050,695
Common stock issued	$ 172	2,578,942		2,579,114
Common stock issued, shares	171,796
Common stock issued to settle note conversion	$ 360	3,961,719		3,962,079
Common stock issued to settle note conversion, shares	360,189
Common stock issued to settle accounts payable	$ 10	144,865		144,875
Common stock issued to settle accounts payable, shares	9,500
Reclassification of settlement liability upon issuance of warrant		5,382,905		5,382,905
Stock-based compensation		730,405		730,405
Net Loss			(51,776,904)	(51,776,904)								(51,776,904)
Ending balance at Dec. 31, 2020	$ 11,228	46,387,649	(90,197,720)	(43,778,472)	$ 42,974	46,365,863	(90,179,720)	$ 1,000	$ 317	$ 1,050	$ 4	(43,770,883)
Ending balance, shares at Dec. 31, 2020	11,227,676				42,973,462			1,000,000	316,848	1,050,695	4,167
Beginning balance at Mar. 31, 2020					$ 41,313	33,833,939	(39,992,872)					(6,117,620)
Beginning balance, shares at Mar. 31, 2020					41,313,212
Stock-based compensation						93,466						93,466
Net Loss							102,287					102,287
Ending balance at Jun. 30, 2020					$ 41,313	33,927,405	(39,890,585)					(5,921,867)
Ending balance, shares at Jun. 30, 2020					41,313,212
Series B-2 convertible preferred stock issued		50,000		50,004							$ 4
Series B-2 convertible preferred stock issued, shares											4,167
Beginning balance at Dec. 31, 2020	$ 11,228	46,387,649	(90,197,720)	(43,778,472)	$ 42,974	46,365,863	(90,179,720)	$ 1,000	$ 317	$ 1,050	$ 4	(43,770,883)
Beginning balance, shares at Dec. 31, 2020	11,227,676				42,973,462			1,000,000	316,848	1,050,695	4,167
Common stock issued					$ 333	6,926,753						6,927,086
Common stock issued, shares					333,121
Issuance of common stock for exercise of warrant					$ 1,496	7,498,522						7,500,018
Issuance of common stock for exercise of warrant, shares					1,496,216
Reclassification of settlement liability upon issuance of warrant						60,851,779						60,851,779
Stock-based compensation						371,698						371,698
Net Loss							(25,488,874)					(25,488,874)
Ending balance at Mar. 31, 2021					$ 44,803	122,014,615	(115,668,594)					6,390,824
Ending balance, shares at Mar. 31, 2021					44,802,799
Beginning balance at Dec. 31, 2020	$ 11,228	$ 46,387,649	$ (90,197,720)	$ (43,778,472)	$ 42,974	46,365,863	(90,179,720)	$ 1,000	$ 317	$ 1,050	$ 4	(43,770,883)
Beginning balance, shares at Dec. 31, 2020	11,227,676				42,973,462			1,000,000	316,848	1,050,695	4,167
Net Loss												(41,496,847)
Ending balance at Jun. 30, 2021					$ 48,604	114,190,620	(131,676,567)					(17,437,343)
Ending balance, shares at Jun. 30, 2021					48,603,585
Beginning balance at Mar. 31, 2021					$ 44,803	122,014,615	(115,668,594)					6,390,824
Beginning balance, shares at Mar. 31, 2021					44,802,799
Common stock issued					$ 71	1,562,201						1,562,272
Common stock issued, shares					71,056
Stock-based compensation						938,118						938,118
Net Loss							(16,007,973)					(16,007,973)
Ending balance at Jun. 30, 2021					$ 48,604	$ 114,190,620	$ (131,676,567)					$ (17,437,343)
Ending balance, shares at Jun. 30, 2021					48,603,585